Shareholders' Equity (Options To Non-Employees Narrative) (Details) - Nonemployee Stock Options [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options for non-employees	$ 22
Period of recognition for unrecognized compensation expense related to non-vested stock options for non-employees	1 year 7 months 21 days